UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22624

Arrow ETF Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	1/31/26

Item 1. Reports to Stockholders.

(a)

Arrow Dow Jones Global Yield ETF

(GYLD) NYSE

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow Dow Jones Global Yield ETF for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=521. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$81	0.75%

How did the Fund perform during the reporting period?

1. Overview of Fund Performance

During the fiscal year ended January 31, 2026, the Fund delivered a NAV return of 16.22% and a market return of 16.70%, compared with a return of 18.14% for the Dow Jones Global Composite Yield Index and 31.84% for the MSCI EAFE Index. The Fund tracks the Dow Jones Global Composite Yield Index and provides equal-weighted exposure across five yield categories. Global Corporate Debt returned -0.12% (contribution -0.03%), while Global Alternative returned 9.63% (+1.71%). Global Equity returned an impressive 40.44% (+7.01%), Global Sovereign Debt gained 12.90% (+2.34%), and Global Real Estate returned 22.55% (+4.04%). Performance was primarily driven by strong results in Global Equity and Global Real Estate, reflecting attractive international valuations relative to U.S. equities.

2. Market Conditions and Economic Factors

• International equities led returns as investors favored opportunities outside the US, supported by a weaker dollar.

• Global monetary policy became more supportive, including ECB rate cuts in 2025, aiding risk assets and sovereign bonds.

• Trade and geopolitical uncertainty intermittently increased market volatility.

3. Investment Strategy and Techniques                                                                            4. Contributors and Detractors

   The Fund maintains diversified yield exposure by:                                                                       • Top Contributors:

      • Allocating equally across traditional and alternative income sources.                                     o Global Equity: +7.01% contribution (40.44% return) o Global Real Estate: +4.04%

      • Following a disciplined quarterly rebalancing process to manage concentration risk.                contribution (22.55% return)

                                                                                                                                                        • Areas of Challenge: o Global Corporate Debt: -0.03% contribution (-0.12% return)

5. Risk Factors and Outlook

Key risks include:

• a potential U.S. dollar rebound, which could reduce the translation benefit supporting non-U.S. assets;

• interest-rate uncertainty, affecting sovereign and corporate bonds and real estate valuations; and

• possible credit spread widening or geopolitical shocks, which could increase volatility across equities, real assets, and alternatives.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Dow Jones Global Yield ETF - NAV
Dow Jones Global Composite Yield Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,052
$17,630
01/31/16
01/31/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25
01/31/26

Table Summary
	Arrow Dow Jones Global Yield ETF - NAV	Dow Jones Global Composite Yield Index
01/31/16	$10,000	$10,000
01/31/17	$12,438	$12,619
01/31/18	$13,083	$13,379
01/31/19	$12,738	$13,112
01/31/20	$12,813	$13,390
01/31/21	$11,959	$12,726
01/31/22	$13,723	$14,739
01/31/23	$13,373	$14,400
01/31/24	$13,963	$15,007
01/31/25	$15,169	$16,982
01/31/26	$17,630	$20,052

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Dow Jones Global Yield ETF - NAV	16.22%	8.07%	5.83%
Dow Jones Global Composite Yield Index	18.14%	9.53%	7.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
23.1%
Sovereign
19.6%
Real Estate
19.5%
Materials
12.6%
Financials
8.4%
Communications
4.3%
Utilities
3.8%
Consumer Discretionary
2.9%
Industrials
2.2%
Health Care
2.1%
Consumer Staples
0.9%
Technology
0.7%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Technology	0.7%
Consumer Staples	0.9%
Health Care	2.1%
Industrials	2.2%
Consumer Discretionary	2.9%
Utilities	3.8%
Communications	4.3%
Financials	8.4%
Materials	12.6%
Real Estate	19.5%
Sovereign	19.6%
Energy	23.1%

Fund Statistics

  Net Assets$26,636,787
  Number of Portfolio Holdings144
  Advisory Fee $185,236
  Portfolio Turnover91%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	45.0%
Corporate Bonds	19.5%
Master Limited Partnerships	2.0%
Non U.S. Government & Agencies	19.5%
Partnership Shares	14.0%

Country Weighting (% of net assets)

United States
44.5%
Indonesia
6.3%
South Africa
6.1%
United Kingdom
4.7%
Turkey
4.3%
Canada
4.2%
Mexico
3.5%
Poland
3.3%
Panama
2.6%
Brazil
2.6%
Other Countries
18.0%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Countries	18.0%
Brazil	2.6%
Panama	2.6%
Poland	3.3%
Mexico	3.5%
Canada	4.2%
Turkey	4.3%
United Kingdom	4.7%
South Africa	6.1%
Indonesia	6.3%
United States	44.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
African Rainbow Minerals Ltd.	1.0%
Banco del Bajio S.A.	0.9%
XTB S.A.	0.9%
British American Tobacco plc	0.9%
BCE, Inc.	0.9%
Dogus Otomotiv Servis ve Ticaret A/S	0.9%
Adaro Energy Tbk P.T.	0.9%
Polski Koncern Naftowy ORLEN S.A.	0.9%
Perusahaan Gas Negara Tbk P.T.	0.9%
Turk Traktor ve Ziraat Makineleri A/S	0.9%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=521), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Arrow Dow Jones Global Yield ETF

Annual Shareholder Report - January 31, 2026

TSR-AR 013126-GYLD

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $ 15,825

2025 - $ 15,825

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $ 3,000

2025 – $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended January 31, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended January 31, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow Dow Jones Global Yield ETF

GYLD

Annual Financial Statements
and Additional Information

January 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0%
	ASSET MANAGEMENT - 0.9%
10,429	XTB S.A. (a)	$248,918

	BANKING - 3.5%
85,247	Banco del Bajio S.A. (a)	249,451
3,634	Bank Polska Kasa Opieki S.A.	221,749
977,548	Bank Rakyat Indonesia Persero Tbk P.T.	221,813
3,706	Komercni banka as	224,708
		917,721
	CHEMICALS - 0.7%
15,739	Chemtrade Logistics Income Fund	182,631

	ELECTRIC UTILITIES - 0.0%(b)
114,622,657	Federal Grid Company Unified Energy System PJSC(c) (d) (e)	—

	GAS & WATER UTILITIES - 1.7%
13,437	Enagas S.A.	221,267
1,842,843	Perusahaan Gas Negara Tbk P.T.	232,674
		453,941
	HEALTH CARE FACILITIES & SERVICES - 0.6%
11,448	Chartwell Retirement Residences	170,001

	HEALTH CARE REIT - 4.4%
11,703	Community Healthcare Trust, Inc.	202,228
5,563	Global Medical REIT, Inc.	192,146
11,693	Healthcare Realty Trust, Inc.	196,325
4,435	Omega Healthcare Investors, Inc.	194,608
144,824	Primary Health Properties plc	205,303
4,774	Universal Health Realty Income Trust	189,671
		1,180,281
	HOTEL REIT - 1.4%
208,467	CapitaLand Ascott Trust	160,586
18,582	Park Hotels & Resorts, Inc.	203,101
		363,687

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	INDUSTRIAL REIT - 1.5%
254,951	Frasers Logistics & Commercial Trust	$202,406
3,902	Innovative Industrial Properties, Inc.	188,545
		390,951
	INSURANCE - 0.8%
21,863	Phoenix Group Holdings PLC	221,230

	MACHINERY - 0.9%
17,018	Turk Traktor ve Ziraat Makineleri A/S	231,837

	METALS & MINING - 6.6%
1,791,310	Adaro Energy Tbk P.T.	235,769
17,489	African Rainbow Minerals Ltd.	259,744
1,491,196	Bukit Asam Tbk P.T.	220,247
19,046	Exxaro Resources Ltd.	217,397
166,779	Indo Tambangraya Megah Tbk P.T.	218,022
9,609	Kumba Iron Ore Ltd.	214,137
34,472	Thungela Resources Ltd.	213,413
113,497	United Tractors Tbk P.T.	176,082
		1,754,811
	MULTI ASSET CLASS REIT - 5.4%
10,979	Broadstone Net Lease, Inc.	203,221
74,920	Charter Hall Long Wale REIT	203,488
2,038	Cofinimmo S.A.	211,728
3,067	Covivio	195,507
137,019	Fibra Uno Administracion S.A. de CV	213,139
22,651	Global Net Lease, Inc.	214,277
180,610	Growthpoint Properties Ltd.	197,891
		1,439,251
	OFFICE REIT - 2.2%
65,159	Brandywine Realty Trust	184,400
9,112	Easterly Government Properties, Inc.	213,130
7,590	Highwoods Properties, Inc.	196,202
		593,732

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	OIL & GAS PRODUCERS - 4.6%
10,168	Antero Midstream Corporation	$191,362
5,245	Hess Midstream, L.P., Class A	186,040
15,120	Kimbell Royalty Partners, L.P.	203,062
5,113	Kinetik Holdings, Inc.	209,173
3,613	Landbridge Company, LLC	207,603
7,731	Polski Koncern Naftowy ORLEN S.A.	234,917
		1,232,157
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
22,619	NEPI Rockcastle N.V.	206,695

	RETAIL - DISCRETIONARY - 1.6%
517,043	Astra International Tbk P.T.	195,535
45,009	Dogus Otomotiv Servis ve Ticaret A/S	237,295
		432,830
	RETAIL REIT - 3.1%
74,769	Charter Hall Retail REIT	204,640
23,257	Land Securities Group plc	207,012
10,573	SmartCentres Real Estate Investment Trust	207,247
179,557	Supermarket Income Reit plc	204,665
		823,564
	SPECIALTY REIT - 0.8%
3,844	EPR Properties	208,499

	STEEL - 0.8%
14,212	Severstal PAO(c) (d) (e)	—
5,256	Ternium S.A. - ADR	219,911
		219,911
	TELECOMMUNICATIONS - 1.8%
9,316	BCE, Inc.	240,912
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(c) (d) (e)	—
164,781	Spark New Zealand Ltd.	224,313
		465,225

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	TOBACCO & CANNABIS - 0.9%
4,068	British American Tobacco plc	$243,587

	TRANSPORTATION & LOGISTICS - 0.0%(b)
36,615	Globaltrans Investment plc(c) (d) (e)	—

	TOTAL COMMON STOCKS (Cost $10,817,334)	11,981,460

	MASTER LIMITED PARTNERSHIPS — 16.0%
	ASSET MANAGEMENT - 0.6%
21,195	Icahn Enterprises, L.P.	164,897

	CHEMICALS - 0.6%
1,607	CVR Partners, L.P.	166,437

	ELECTRIC UTILITIES - 1.4%
5,136	Brookfield Infrastructure Partners, L.P.	185,919
6,340	Brookfield Renewable Partners, L.P.	189,135
		375,054
	GAS & WATER UTILITIES - 0.7%
9,591	Suburban Propane Partners, L.P.	193,450

	METALS & MINING - 1.4%
7,315	Alliance Resource Partners, L.P.	174,243
1,653	Natural Resource Partners, L.P.	187,615
		361,858
	OIL & GAS PRODUCERS - 10.6%
12,793	Black Stone Minerals, L.P.	188,953
3,262	Cheniere Energy Partners, L.P.	183,944
3,788	Delek Logistics Partners, L.P.	188,226
7,655	Dorchester Minerals, L.P.	194,514
10,361	Energy Transfer, L.P.	191,160
5,534	Enterprise Products Partners, L.P.	183,673

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Shares					Fair Value
	MASTER LIMITED PARTNERSHIPS — 16.0% (Continued)
	OIL & GAS PRODUCERS - 10.6% (Continued)
11,304	Genesis Energy, L.P.				$187,759
4,250	Global Partners, L.P.				200,686
15,890	Mach Natural Resources, L.P.				185,754
3,290	MPLX, L.P.				183,911
9,607	Plains All American Pipeline, L.P.				184,839
9,001	Plains GP Holdings, L.P., Class A				184,340
3,205	Sunoco, L.P.				184,544
17,202	TXO Partners, L.P.				207,629
4,374	Western Midstream Partners, L.P.				181,346
					2,831,278
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
7,292	USA Compression Partners, L.P.				188,571

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,951,622)				4,281,545

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.5%
	ASSET MANAGEMENT — 0.7%
177,000	Icahn Enterprises, L.P. / Icahn Enterprises		9.0000	06/15/30	172,858

	BIOTECH & PHARMA — 0.8%
228,000	Organon & Company / Organon Foreign Debt Co-Issuer		7.8750	05/15/34	215,317

	CABLE & SATELLITE — 0.6%
161,000	Directv Financing, LLC / Directv Financing		10.0000	02/15/31	166,434

	CHEMICALS — 1.9%
169,000	Chemours Company (The)		8.0000	01/15/33	169,772
214,000	FMC Corporation(f)	H15T5Y + 4.366%	8.4500	11/01/55	171,779
190,000	INEOS Finance plc		7.5000	04/15/29	159,981
					501,532
	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
198,000	Domtar Corporation		6.7500	10/01/28	164,522

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.5% (Continued)
	INTERNET MEDIA & SERVICES — 0.6%
186,000	Getty Images, Inc.		11.2500	02/21/30	$166,636

	LEISURE FACILITIES & SERVICES — 0.7%
189,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.		4.6250	04/16/29	172,473

	MEDICAL EQUIPMENT & DEVICES — 0.7%
175,000	DENTSPLY SIRONA, Inc.(f)	H15T5Y + 4.379%	8.3750	09/12/55	173,413

	OIL & GAS PRODUCERS — 5.8%
201,000	AI Candelaria Spain S.A.		5.7500	06/15/33	179,796
189,000	Crescent Energy Finance, LLC		7.8750	04/15/32	188,103
183,000	Crescent Energy Finance, LLC		8.3750	01/15/34	184,861
176,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company		7.2500	02/15/35	170,394
169,000	Kraken Oil & Gas Partners, LLC		7.6250	08/15/29	169,022
173,000	Northern Oil & Gas, Inc.		7.8750	10/15/33	174,691
171,000	PBF Holding Company, LLC / PBF Finance Corporation		7.8750	09/15/30	171,420
146,000	Saturn Oil & Gas, Inc.		9.6250	06/15/29	149,462
160,000	Venture Global LNG, Inc.		9.8750	02/01/32	169,274
					1,557,023
	OIL & GAS SERVICES & EQUIPMENT — 1.3%
171,000	Nabors Industries, Inc.		7.6250	11/15/32	174,293
172,000	SESI, LLC		7.8750	09/30/30	173,538
					347,831
	RETAIL - DISCRETIONARY — 0.6%
160,000	Hertz Corporation (The)		12.6250	07/15/29	161,185

	SOFTWARE — 0.7%
198,000	CoreWeave, Inc.		9.2500	06/01/30	195,021

	SPECIALTY FINANCE — 1.9%
192,000	Arbor Realty SR, Inc.		7.8750	07/15/30	176,244
173,000	Burford Capital Global Finance, LLC		7.5000	07/15/33	167,374
174,000	goeasy Ltd.		7.6250	07/01/29	172,422
					516,040

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.5% (Continued)
	TELECOMMUNICATIONS — 1.3%
170,000	APLD ComputeCo, LLC	9.2500	12/15/30	$176,793
160,000	C&W Senior Finance Ltd.	9.0000	01/15/33	166,369
				343,162
	TRANSPORTATION & LOGISTICS — 1.3%
169,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.	9.8750	09/20/31	170,067
177,000	Star Leasing Company, LLC	7.6250	02/15/30	169,468
				339,535

	TOTAL CORPORATE BONDS (Cost $5,186,143)			5,192,982

	NON U.S. GOVERNMENT & AGENCIES — 19.6%
	SOVEREIGN — 19.6%
184,000	Brazilian Government International Bond	3.7500	09/12/31	170,848
168,000	Brazilian Government International Bond	6.1250	03/15/34	170,352
164,000	Brazilian Government International Bond	6.6250	03/15/35	168,797
186,000	Brazilian Government International Bond	5.6250	01/07/41	173,352
200,000	Chile Government International Bond	5.3300	01/05/54	193,985
192,000	Colombia Government International Bond	3.0000	01/30/30	172,262
160,000	Colombia Government International Bond	7.5000	02/02/34	167,656
160,000	Colombia Government International Bond	8.0000	11/14/35	171,440
156,000	Colombia Government International Bond	8.7500	11/14/53	171,545
200,000	Hungary Government International Bond	5.5000	06/16/34	202,206
200,000	Hungary Government International Bond	5.5000	03/26/36	199,072
200,000	Hungary Government International Bond	6.7500	09/25/52	213,298
140,000	Mexico Government International Bond	3.5000	02/12/34	121,030
165,000	Mexico Government International Bond	6.3500	02/09/35	172,004
232,000	Mexico Government International Bond	4.6000	02/10/48	179,139
208,000	Panama Government International Bond	3.3620	06/30/31	190,031
150,000	Panama Government International Bond	3.2980	01/19/33	131,678
174,000	Panama Government International Bond	6.4000	02/14/35	182,430
175,000	Panama Government International Bond	6.8530	03/28/54	180,749
170,000	Perusahaan Penerbit SBSN Indonesia III	5.6500	11/25/54	168,938
164,000	Peruvian Government International Bond	5.5000	03/30/36	166,870
270,000	Peruvian Government International Bond	3.6000	01/15/72	170,903

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.6% (Continued)
	SOVEREIGN — 19.6% (Continued)
182,000	Republic of Poland Government International Bond	5.5000	03/18/54	$173,476
166,000	Republic of South Africa Government International	5.8750	06/22/30	171,110
172,000	Republic of South Africa Government International	5.8750	04/20/32	176,570
181,000	Republic of South Africa Government International	7.3000	04/20/52	178,939
148,000	Turkey Government International Bond	9.1250	07/13/30	167,925
141,000	Turkey Government International Bond	9.3750	01/19/33	163,937
175,000	Turkey Government International Bond	6.5000	01/03/35	173,708
180,000	Turkey Government International Bond	6.6250	02/17/45	164,132
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,025,219)			5,208,382

	TOTAL INVESTMENTS – 100.1% (Cost $22,980,318)			$26,664,369
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(27,582)
	NET ASSETS - 100.0%			$26,636,787

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $498,369 or 1.9% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Non-income producing security.

(d)	Illiquid security. The total fair value of these securities as of January 31, 2026 was $0, representing 0.0% of net assets.

(e)	The fair value of this investment is determined using significant unobservable inputs.

(f)	Variable rate security; the rate shown represents the rate on January 31, 2026.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026

ASSETS
Investment securities:
At cost	$22,980,318
At value	$26,664,369
Dividends and interest receivable	288,314
TOTAL ASSETS	26,952,683

LIABILITIES
Due to custodian	275,679
Foreign cash (cost $99,334)	15,509
Investment advisory fees payable	24,708
TOTAL LIABILITIES	315,896
NET ASSETS	$26,636,787

Net Assets Consist Of:
Paid in capital	$104,462,682
Accumulated deficit	(77,825,895)
NET ASSETS	$26,636,787

Net Asset Value Per Share:
Net Assets	$26,636,787
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,950,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$13.66	(a)

(a)	The NAV shown above differs from the traded NAV on January 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS
For the year ended January 31, 2026

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $100,309)	$826,806
Interest	806,145
TOTAL INVESTMENT INCOME	1,632,951

EXPENSES
Investment advisory fees	185,236
TOTAL EXPENSES	185,236
NET INVESTMENT INCOME	1,447,715

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	(77,072)
Foreign currency transactions	(18,009)
(95,081)
Net change in unrealized appreciation (depreciation) on:
Investments	2,414,172
Foreign currency translations	(10,856)
2,403,316
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	2,308,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,755,950

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	January 31, 2026	January 31, 2025
FROM OPERATIONS
Net investment income	$1,447,715	$1,272,940
Net realized gain (loss) on investments and foreign currency transactions	(95,081)	314,761
Net change in unrealized appreciation on investments and foreign currency translations	2,403,316	231,055
Net increase in net assets resulting from operations	3,755,950	1,818,756

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,031,300)	(2,705,752)
Net decrease in net assets resulting from distributions to shareholders	(2,031,300)	(2,705,752)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	8,786,061	—
Cost of shares redeemed	(3,972,445)	(1,019,430)
Net increase (decrease) in net assets resulting from shares of beneficial interest	4,813,616	(1,019,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,538,266	(1,906,426)

NET ASSETS
Beginning of Year	20,098,521	22,004,947
End of Year	$26,636,787	$20,098,521

SHARE ACTIVITY
Shares sold	675,000	—
Shares redeemed	(300,000)	(75,000)
Net increase (decrease) in shares of beneficial interest outstanding	375,000	(75,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	January 31, 2026		January 31, 2025		January 31, 2024		January 31, 2023		January 31, 2022
Net asset value, beginning of year	$12.76		$13.34		$13.70		$14.73		$13.57
Activity from investment operations:
Net investment income (1)	0.77		0.79		0.69		0.53		0.89
Net realized and unrealized gain (loss) on investments and foreign currency	1.20		0.30		(0.12)		(0.94)		1.08
Total from investment operations	1.97		1.09		0.57		(0.41)		1.97
Less distributions from:
Net investment income	(1.07)		(1.67)		(0.93)		(0.62)		(0.81)
Total distributions	(1.07)		(1.67)		(0.93)		(0.62)		(0.81)
Net asset value, end of year	$13.66		$12.76		$13.34		$13.70		$14.73
Total return (3)	16.22	% (4)	8.56	% (4)	4.72	% (4)	(2.63	)% (4)	14.60	% (4)
Net assets, at end of year (000s)	$26,637		$20,099		$22,005		$27,738		$36,468
Ratio of net expenses to average net assets	0.75%		0.75%		0.75%		0.75%		0.75%
Ratio of net investment income to average net assets	5.86%		5.94%		5.33%		3.96%		5.98%
Portfolio Turnover Rate (2)	91%		95%		78%		59%		66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks +	$11,981,460	$—	$—	$11,981,460
Corporate Bonds	—	5,192,982	—	5,192,982
Master Limited Partnerships	4,281,545	—	—	4,281,545
Non U.S. Government & Agencies	—	5,208,382	—	5,208,382
Total	$16,263,005	$10,401,364	$—	$26,664,369

*	See Schedule of Investments for industry classification.

+	Includes Level 3 securities valued at $0.

The following is a reconciliation for the Fund for which Level 3 inputs were used in determining value:

			Change in				Net transfers
	Beginning balance	Total Realized	unrealized				in/(out) of	Ending balance
	January 31, 2025	Gain/(Loss)	appreciation	Conversion	Net Purchases	Net Sales	Level 3	January 31, 2026
Federal Grid Company Unified Energy System PJSC	$—	$—	$—	$—	$—	$—	$—	$—
Globaltrans Investment plc	—	—	—	—	—	—	—	—
Mobile TeleSystems Public Joint Stock Company	—	—	—	—	—	—	—	—
Severstal PAO	—	—	—	—	—	—	—	—

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below:

				Single Input or
Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Range of Inputs
Federal Grid Company Unified Energy System PJSC	$—	Expected Recovery	Discount for Lack of Marketability	100%
Globaltrans Investment plc	$—	Expected Recovery	Discount for Lack of Marketability	100%
Mobile TeleSystems Public Joint Stock Company	$—	Expected Recovery	Discount for Lack of Marketability	100%
Severstal PAO	$—	Expected Recovery	Discount for Lack of Marketability	100%

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

Master Limited Partnerships – The Fund invests in master limited partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. MLPs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2023, to January 31, 2025, or expected to be taken in the Fund’s January 31, 2026 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended January 31, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $27,521,902 and $22,329,499, respectively.

For the year ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the year ended January 31, 2026, the Fund incurred $185,236 in advisory fees.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

The Trust, with respect to the Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Dividends received by the Fund are allocated between investment income, capital gains and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments.

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2026	January 31, 2025
Ordinary Income	$2,031,300	$2,705,752
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,031,300	$2,705,752

As of January 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$267,018	$—	$(47,008)	$(77,284,547)	$—	$(761,358)	$(77,825,895)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for partnerships and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(111,062).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $47,008.

At January 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

Non- expiring
Short-Term	Long-Term	Total	CLCF Utilized
$22,309,368	$54,975,179	$77,284,547	$155,808

Arrow Dow Jones Global Yield ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$27,314,665	$5,403,476	$(6,053,772)	$(650,296)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after January 31, 2026:

Distribution Per Share	Record Date	Payable Date
$0.0836	2/17/2026	2/23/2026
$0.0660	3/16/2026	3/23/2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow Dow Jones Global Yield ETF
and Board of Trustees of Arrow ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Arrow ETF Trust comprising Arrow Dow Jones Global Yield ETF (the “Fund”) as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended January 31, 2022 were audited by other auditors whose report dated March 31, 2022 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
April 1, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

ARROW DOW JONES GLOBAL YIELD ETF
Tax Information (Unaudited)
January 31, 2026

FOREIGN TAX CREDIT

Arrow Dow Jones Global Yield ETF intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended January 31, 2026, and January 31, 2025, were as follows:

For fiscal year ended	Foreign Taxes Paid	Foreign Source Income
1/31/2026	$0.04	$0.35

For fiscal year ended	Foreign Taxes Paid	Foreign Source Income
1/31/2025	$0.05	$0.35

Arrow Dow Jones Global Yield ETF
Additional Information (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 26, 2025 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow ETF Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Dow Jones Global Yield ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources. The Board reviewed the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged the Adviser’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered the Adviser’s financial position and the entrepreneurial risk that Arrow was undertaking to maintain its financial commitment to the Fund.

Performance. The Board reviewed performance information that the Adviser provided for the Fund compared to the Fund’s benchmark index (the “Benchmark Index”), other relevant indexes, and the funds in a peer universe (the “Peer Group”) for the year to date, one-, three-, five-, ten-year and since inception periods ended August 30, 2025, as applicable. The Board also received information on the construction of the Fund’s Peer Group.

Arrow Dow Jones Global Yield ETF
Additional Information (Unaudited)(Continued)
January 31, 2026

The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Dow Jones Global Composite Yield Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. The Board noted that the Fund had underperformed the Peer Group averages for the ten- year and since inception periods. The Board also noted that the Fund outperformed the Peer Group averages for the one-, three- and five-year periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the contractual advisory fee and expense ratio for the Fund taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board discussed the level of work involved in the Adviser’s management and oversight of the Fund, and the other services that the Adviser provided to the Fund.

The Board noted that the advisory fee of 0.75% was below the peer group average of 0.89% but higher than the Morningstar category average of 0.16%. They further noted that the Fund’s net expense ratio of 0.75% was below both the peer group average of 1.85% and the Morningstar category average of 1.02%. The Board concluded that the fees were not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that the Adviser experienced a loss from the Fund, without considering marketing related costs. The Board concluded that the profitability of the Adviser in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether the Adviser realized economies of scale with respect to its management of the Fund. The Board noted the Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board agreed that in light of the Adviser’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Fund, the Adviser and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date	4/10/26